                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

TABLE OF CONTENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2000

                                                                          Page

Shareholder Letter                                                           2

Portfolio of Investments                                                     3

Statements of Assets and Liabilities                                        14

Statements of Operations                                                    16

Statements of Changes in Net Assets                                         18

Statements of Changes in Net Assets-Capital Stock Activity                  20

Financial Highlights                                                        22

Notes to Financial Statements                                               33

   SHAREHOLDER LETTER

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2000


Dear Shareholders:

The first half of 2000 was a tale of two quarters. In the first quarter the Federal Reserve Board voted to raise short-term lending rates a total of .50 percent, yet the stock market continued to rally, albeit narrowly, fueled mostly by technology issues. In the second quarter, investors took notice of the fact that the Fed's efforts to temper GDP growth while curbing inflation were to date, largely ineffective. The combination of a strong economy, surging oil prices, an additional Fed interest rate hike of .50 percent, and high valuations finally broke the back of technology stocks. Investors moved aggressively to take profits and rotated out of technology issues into old economy stocks, such as pharmaceuticals, assuming a more defensive posture.

Over the past six months, the S&P 500 posted a return of -0.44%, the Dow Jones Industrial Average (DJIA) returned -8.44%, and the Nasdaq Composite returned -2.46%. The first half performance for the Dow Jones Industrial Average, S&P 500, and the Nasdaq Composite showed the only half-year price declines since 1994. In both instances, the Federal Reserve was aggressively raising interest rates.

Based upon expectations that the Federal Reserve is well into the process of successfully navigating a soft landing for the economy, stocks should resume outperforming bonds and cash in the second half. We expect that stocks may enjoy a price/earnings multiple expansion due to lower long-term interest rates which should more than offset any potential drag on corporate earnings growth due to a slower growth economy.

The approach to investing the portfolios of the First Defined Portfolio Fund, LLC remains consistent as we strive to invest in concentrated portfolios using a disciplined approach. Within each of the sector-oriented portfolios our objective is to continue to search for those companies which we feel have the ability to continue creating shareholder value into the future. Likewise, portfolios derived from indexes will continue to employ quantitative strategies that based upon historical evidence and common sense allow investors the opportunity to obtain risk-adjusted returns greater than that of the index itself.



/s/ James A. Bowen

James A. Bowen
President of the First Defined
Portfolio Fund, LLC

THE DOW(SM) TARGET 5 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                               VALUE
  ----------                                                           --------
COMMON STOCKS -  97.9%

               BASIC MATERIALS -  29.4%
      280      duPont (EI) deNemours                                   $ 12,250
      327      International Paper Company                                9,749
                                                                       --------
                                                                         21,999
                                                                       --------
               FOOD BEVERAGE & TOBACCO -  28.1%
      791      Philip Morris Companies, Inc.                             21,011
                                                                       --------

               TELECOMMUNICATIONS SERVICES -  22.5%
      388      SBC Communications, Inc.                                  16,781
                                                                       --------

               CAPITAL GOODS -  17.9%
      396      Caterpillar, Inc.                                         13,414
                                                                       --------

               TOTAL COMMON STOCKS                                       73,205
                                                                       --------
               (Cost $91,201)

               TOTAL INVESTMENTS -  97.9%                                73,205
               (Cost $91,201)
               NET OTHER ASSETS AND LIABILITIES -  2.1%                   1,557
                                                                       --------
               NET ASSETS -  100.0%                                    $ 74,762
                                                                       ========


                       See Notes to Financial Statements.                 Page 3

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                               VALUE
  ---------                                                            --------
COMMON STOCKS -  90.9%

               CAPITAL GOODS -  23.7%
    1,708      Boeing Company                                          $ 71,416
    1,507      Caterpillar, Inc.                                         51,050
    1,234      Honeywell International, Inc.                             41,570
                                                                       --------
                                                                        164,036
                                                                       --------

               TECHNOLOGY HARDWARE & EQUIPMENT -  13.2%
      194      Agilent Technologies, Inc.*                               14,308
      617      Hewlett-Packard Company                                   77,048
                                                                       --------
                                                                         91,356
                                                                       --------

               FOOD BEVERAGE & TOBACCO -  11.5%
    3,007      Philip Morris Companies, Inc.                             79,873
                                                                       --------

               PHARMACEUTICALS & BIOTECHNOLOGY -  11.3%
    1,027      Merck & Company, Inc.                                     78,694
                                                                       --------

               CONSUMER DURABLES & APPAREL -  9.0%
    1,054      Eastman Kodak Company                                     62,713
                                                                       --------

               BANKS -  8.8%
      552      Morgan (J.P.) & Company                                   60,789
                                                                       --------

               AUTOMOBILE & COMPONENTS -  8.1%
      965      General Motors Corporation                                56,030
                                                                       --------

               CONSUMER STAPLES -  5.3%
      640      Procter & Gamble Company                                  36,640
                                                                       --------

               TOTAL COMMON STOCKS                                      630,131
                                                                       --------
               (Cost $662,048)

               TOTAL INVESTMENTS -  90.9%                               630,131
               (Cost $662,048)
               NET OTHER ASSETS AND LIABILITIES -  9.1%                  63,017
                                                                       --------
               NET ASSETS -  100.0%                                    $693,148
                                                                       ========

--------------------------------------------------------------------------------
             * Non-income producing security.


Page 4                 See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                               VALUE
  ---------                                                            --------
COMMON STOCKS -  93.5%

               HONG KONG -  26.6%
     51,500    Amoy Properties Ltd.                                    $ 34,686
     37,000    Hang Lung Development Company                             28,718
     41,000    Henderson Investment Ltd.*                                25,905
     32,100    Hong Kong and China Gas Company Ltd.                      36,034
     33,000    Hysan Development Company Ltd.                            34,715
                                                                       --------
                                                                        160,058
                                                                       --------
               UNITED KINGDOM -  34.8%
      9,460    Allied Domecq Plc                                         50,125
      7,616    Blue Circle Industries Plc                                49,175
      7,026    British Airways Plc                                       40,419
      9,795    Marks & Spencer Plc                                       34,440
      7,120    Tate & Lyle Plc                                           35,571
                                                                       --------
                                                                        209,730
                                                                       --------
               UNITED STATES -  32.1%
        990    Caterpillar, Inc.                                         33,535
        692    Eastman Kodak Company                                     41,174
        817    International Paper Company                               24,357
      1,975    Philip Morris Companies, Inc.                             52,461
        969    SBC Communications, Inc.                                  41,909
                                                                       --------
                                                                        193,436
                                                                       --------
               TOTAL COMMON STOCKS                                      563,224
                                                                       --------
               (Cost $587,850)

               TOTAL INVESTMENTS -  93.5%                               563,224
               (Cost $587,850)
               NET OTHER ASSETS AND LIABILITIES -  6.5%                  39,321
                                                                       --------
               NET ASSETS -  100.0%                                    $602,545
                                                                       ========

--------------------------------------------------------------------------------
             * Non-income producing security.



 Industry diversification as a percentage of net assets.

               Food Beverage & Tobacco                                    22.9%
               Real Estate                                                20.6%
               Capital Goods                                              13.7%
               Telecommunications                                          7.0%
               Consumer Durables                                           6.8%
               Transportation                                              6.7%
               Oil & Gas                                                   6.0%
               Retail                                                      5.7%
               Basic Materials                                             4.1%
               Net Other Assets and Liabilities                            6.5%
                                                                         -----
                                                                         100.0%
                                                                         =====



                       See Notes to Financial Statements.                Page 5

S&P TARGET 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                                 VALUE
  ----------                                                             ----------
COMMON STOCKS -  100.4%

               RETAILING -  43.5%
     3,216     Circuit City Stores, Inc.                                 $  106,731
     2,985     RadioShack Corp.                                             141,414
     3,813     Wal-Mart Stores, Inc.                                        219,724
                                                                         ----------
                                                                            467,869
                                                                         ----------
               BASIC MATERIALS -  16.2%
     3,451     Alcoa, Inc.                                                  100,079
     2,830     Georgia-Pacific Group                                         74,288
                                                                         ----------
                                                                            174,367
                                                                         ----------
               SOFTWARE & SERVICES -  15.2%
     2,975     Seagate Technology, Inc. *                                   163,625
                                                                         ----------
               DIVERSIFIED FINANCIALS -  13.2%
       780     Citigroup, Inc.                                               46,995
       505     Lehman Brothers Holdings, Inc.                                47,754
       561     Morgan Stanley Dean Witter & Company                          46,703
                                                                         ----------
                                                                            141,452
                                                                         ----------
               BASIC INDUSTRY -  12.3%
     1,963     Avery Dennison Corp.                                         131,767
                                                                         ----------

               TOTAL COMMON STOCKS                                        1,079,080
               (Cost $1,120,210)                                         ----------


               TOTAL INVESTMENTS -  100.4%                                1,079,080
               (Cost $1,120,210)
               NET OTHER ASSETS AND LIABILITIES - (0.4)%                     (4,676)
                                                                         ----------
               NET ASSETS -  100.0%                                      $1,074,404
                                                                         ==========

-------------------------------------------------------------------------------
             * Non-income producing security.


Page 6                 See Notes to Financial Statements.

NASDAQ TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                               VALUE
  ---------                                                            ----------
COMMON STOCKS -  100.5%

               TECHNOLOGY HARDWARE & EQUIPMENT -  50.2%
     2,121     Apple Computer, Inc.*                                    $ 111,087
       700     Applied Micro Circuits Corp.*                               69,125
     1,310     Atmel Corp.*                                                48,306
       877     PMC-Sierra, Inc.*                                          155,832
       493     QLogic Corp.*                                               32,568
       528     RF Micro Devices, Inc.*                                     46,266
     5,897     Sun Microsystems, Inc.*                                    536,258
     2,199     Xilinx, Inc.*                                              181,555
                                                                       ----------
                                                                        1,180,997
                                                                       ----------
               SOFTWARE & SERVICES -  46.1%
       815     Adobe Systems, Inc.                                        105,950
       957     CMGI, Inc.*                                                 43,844
       423     Electronic Arts, Inc.*                                      30,853
     8,365     Oracle Corp.*                                              703,183
     1,236     Siebel Systems, Inc.*                                      202,163
                                                                       ----------
                                                                        1,085,993
                                                                       ----------
               PHARMACEUTICALS & BIOTECHNOLOGY -  3.7%
     1,181     MedImmune, Inc.*                                            87,394
                                                                       ----------

               HEALTH CARE EQUIPMENT & SERVICES -  0.5%
       445     VISX, Inc.*                                                 12,488
                                                                       ----------

               TOTAL COMMON STOCKS                                      2,366,872
                                                                       ----------
               (Cost $2,318,131)

               TOTAL INVESTMENTS -  100.5%                              2,366,872
               (Cost $2,318,131)
               NET OTHER ASSETS AND LIABILITIES - (0.5)%                  (11,716)
                                                                       ----------
               NET ASSETS -  100.0%                                    $2,355,156
                                                                       ==========

--------------------------------------------------------------------------------
             * Non-income producing security.


                       See Notes to Financial Statements.                Page 7

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                              VALUE
  ---------                                                            --------
COMMON STOCKS -  100.4%

               TECHNOLOGY HARDWARE & EQUIPMENT -  59.2%
      466      Agilent Technologies, Inc.*                             $ 34,368
      681      Gemstar International Group Ltd.*                         41,850
      299      Hewlett-Packard Company                                   37,338
      271      Juniper Networks, Inc.*                                   39,447
      423      Micron Technology, Inc.*                                  37,250
      545      Tellabs, Inc.*                                            37,298
                                                                       --------
                                                                        227,551
                                                                       --------
               PHARMACEUTICALS & BIOTECHNOLOGY -  11.0%
      425      Lilly (Eli) & Company                                     42,447
                                                                       --------

               SOFTWARE & SERVICES -  10.4%
      806      BEA Systems, Inc.*                                        39,847
                                                                       --------

               TELECOMMUNICATIONS SERVICES -  9.5%
      537      Nortel Networks Corp.                                     36,650
                                                                       --------

               BUSINESS SERVICES -  9.0%
    2,470      Cendant Corp.*                                            34,580
                                                                       --------

               CAPITAL GOODS -  1.3%
      103      Tyco International Ltd.                                    4,880
                                                                       --------

               AUTOMOBILE & COMPONENTS -  0.0%#
        2      Visteon Corp.*                                                28
                                                                       --------

               TOTAL COMMON STOCKS                                      385,983
                                                                       --------
               (Cost $381,998)

               TOTAL INVESTMENTS -  100.4%                              385,983
               (Cost $381,998)
               NET OTHER ASSETS AND LIABILITIES - (0.4)%                 (1,456)
                                                                       --------
               NET ASSETS -  100.0%                                    $384,527
                                                                       ========

--------------------------------------------------------------------------------
             * Non-income producing security.
             # Amount represents less than 0.1% of net assets.


Page 8                 See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                             VALUE
  ---------                                                          --------
COMMON STOCKS -  94.0%

              OIL & GAS -  43.4%
     156      Barrett Resources Corp.*                               $  4,748
      75      BP Amoco Plc, Sponsored ADR                               4,242
     136      Burlington Resources, Inc.                                5,202
      52      Chevron Corp.                                             4,410
      81      ENI Spa, Sponsored ADR*                                   4,713
     260      EOG Resources, Inc.                                       8,710
      55      Exxon Mobil Corp.                                         4,321
      74      Royal Dutch Petroleum                                     4,556
      83      Texaco, Inc.                                              4,420
     166      Tosco Corp.                                               4,752
      67      Total Fina Sa, Sponsored ADR                              5,159
     178      USX-Marathon Group                                        4,461
      75      Vastar Resources, Inc.                                    6,164
                                                                     --------
                                                                       65,858
                                                                     --------
              ENERGY EQUIPMENT & SERVICES -  42.5%
     111      BJ Services Company*                                      6,938
     276      Global Marine, Inc.*                                      7,780
     118      Grant Prideco, Inc.*                                      2,950
     115      Halliburton Company                                       5,427
     151      Nabors Industries, Inc.*                                  6,276
     141      Noble Drilling Corp.*                                     5,807
     181      Santa Fe International Corp.                              6,323
      85      Schlumberger Ltd.                                         6,343
     133      Tidewater, Inc.                                           4,788
     135      Transocean Sedco Forex, Inc.                              7,214
     118      Weatherford International, Inc.*                          4,698
                                                                     --------
                                                                       64,544
                                                                     --------
              MULTI-UTILITIES -  4.3%
     101      Enron Corp.                                               6,514
                                                                     --------

              GAS UTILITIES -  3.8%
     113      El Paso Energy Corp.                                      5,756
                                                                     --------

              TOTAL COMMON STOCKS                                     142,672
                                                                     --------
              (Cost $104,621)

              TOTAL INVESTMENTS -  94.0%                              142,672
              (Cost $104,621)
              NET OTHER ASSETS AND LIABILITIES -  6.0%                  9,162
                                                                     --------
              NET ASSETS -  100.0%                                   $151,834
                                                                     ========

--------------------------------------------------------------------------------
             * Non-income producing security.
           ADR  American Depositary Receipt


                       See Notes to Financial Statements.                Page 9

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                              VALUE
  ----------                                                           --------
COMMON STOCKS -  102.8%

               DIVERSIFIED FINANCIALS -  69.7%
     227       American Express Company                                $ 11,832
     570       Ameritrade Holding Corp.*                                  6,626
     264       Capital One Financial Corp.                               11,781
     494       Charles Schwab & Company, Inc.*                           16,611
     227       Citigroup, Inc.                                           13,677
     256       Donaldson, Lufkin & Jenrette, Inc.                        10,864
     466       E*TRADE Group, Inc.*                                       7,689
     332       Eaton Vance Corp.                                         15,355
     137       Goldman Sachs Group, Inc.                                 12,998
     344       Household International, Inc.                             14,297
     267       Knight Trading Group, Inc.*                                7,960
     148       Lehman Brothers Holdings, Inc.                            13,995
     133       Marsh & McLennan Companies, Inc.                          13,890
     461       MBNA Corp.                                                12,505
     367       Mellon Financial Corp.                                    13,373
     154       Merrill Lynch & Company, Inc.                             17,710
     178       Morgan Stanley Dean Witter & Company                      14,819
     349       Price (T. Rowe) Associates, Inc.                          14,832
     140       Providian Financial Corp.                                 12,600
     171       State Street Corp.                                        18,137
                                                                       --------
                                                                        261,551
                                                                       --------
               BANKS -  22.3%
     248       Bank of America Corp.                                     10,664
     242       Chase Manhattan Corp.                                     11,124
     598       Firstar Corp.                                             12,595
     358       Fleet Boston Financial Corp.                              12,172
     563       KeyCorp                                                    9,923
     233       Northern Trust Corp.                                      15,160
     309       Wells Fargo & Company                                     11,974
                                                                       --------
                                                                         83,612
                                                                       --------
               INSURANCE -  10.8%
     269       AFLAC, Inc.                                               12,357
     116       American International Group, Inc.                        13,630
     447       Nationwide Financial Services, Inc.                       14,695
                                                                       --------
                                                                         40,682
                                                                       --------

               TOTAL COMMON STOCKS                                      385,845
                                                                       --------
               (Cost $385,667)

               TOTAL INVESTMENTS -  102.8%                              385,845
               (Cost $385,667)
               NET OTHER ASSETS AND LIABILITIES - (2.8)%                (10,688)
                                                                       --------
               NET ASSETS -  100.0%                                    $375,157
                                                                       ========

--------------------------------------------------------------------------------
             * Non-income producing security.


Page 10                See Notes to Financial Statements.

FIRST TRUST INTERNET PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    SHARES                                                              VALUE
  ---------                                                           ---------
COMMON STOCKS -  100.0%

               TECHNOLOGY HARDWARE & EQUIPMENT -  55.2%
      65       Agilent Technologies, Inc.*                            $   4,794
     348       Cisco Systems, Inc.*                                      22,120
     463       Dell Computer Corp.*                                      22,832
     365       EMC Corp.*                                                28,082
     288       Exodus Communications, Inc.*                              13,266
     379       Gateway, Inc.*                                            21,508
     161       Hewlett-Packard Company                                   20,105
     197       Intel Corp.                                               26,336
     172       JDS Uniphase Corp.*                                       20,619
     240       Juniper Networks, Inc.*                                   34,935
     349       Lucent Technologies, Inc.                                 20,678
     384       Nortel Networks Corp.                                     26,208
      96       PMC Sierra, Inc.*                                         17,058
     252       Sun Microsystems, Inc.*                                   22,916
     416       Tellabs, Inc.*                                            28,470
                                                                      ---------
                                                                        329,927
                                                                      ---------
               SOFTWARE & SERVICES -  34.6%
     404       America Online, Inc.*                                     21,311
     276       Broadvision, Inc.*                                        14,024
      85       Check Point Software Technology Ltd.*                     17,999
     174       CMGI, Inc.*                                                7,971
     165       Internet Capital Group, Inc.*                              6,108
     323       Lycos, Inc.*                                              17,442
     235       Microsoft Corp.*                                          18,800
     290       Oracle Corp.*                                             24,378
     118       Phone.com, Inc.*                                           7,685
     290       RealNetworks, Inc.*                                       14,663
     124       Redback Networks, Inc.*                                   22,072
      99       VeriSign, Inc.*                                           17,473
     133       Yahoo!, Inc.*                                             16,475
                                                                      ---------
                                                                        206,401
                                                                      ---------
               TELECOMMUNICATIONS SERVICES -  10.2%
     438       AT&T Corp.                                                13,852
     454       Qwest Communications International, Inc.*                 22,558
     531       WorldCom, Inc.*                                           24,360
                                                                      ---------
                                                                         60,770
                                                                      ---------

               TOTAL COMMON STOCKS                                      597,098
                                                                      ---------
               (Cost $574,884)

               TOTAL INVESTMENTS -  100.0%                              597,098
               (Cost $574,884)
               NET OTHER ASSETS AND LIABILITIES -  0.0%#                    269
                                                                      ---------
               NET ASSETS -  100.0%                                   $ 597,367
                                                                      =========

--------------------------------------------------------------------------------
             * Non-income producing security.
             # Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements.               Page 11

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

    SHARES                                                              VALUE
  ----------                                                          ---------
COMMON STOCKS -  95.6%

               PHARMACEUTICALS -  69.0%
     670       Abbott Laboratories                                    $  29,857
     450       Andrx Corp.*                                              28,765
     428       Bristol-Myers Squibb Company                              24,931
     324       COR Therapeutics, Inc.*                                   27,641
     514       Elan Corp. Plc, Sponsored ADR*                            24,897
     406       Glaxo Wellcome Plc, Sponsored ADR                         23,472
     286       Johnson & Johnson                                         29,136
     373       Lilly (Eli) & Company                                     37,253
     422       MedImmune, Inc.*                                          31,228
     368       Merck & Company, Inc.                                     28,198
     710       Novatis Ag, ADR*                                          28,400
     648       Pfizer, Inc.                                              31,104
     205       Roche Holdings Ltd., ADR                                  20,020
     611       Schering-Plough Corp.                                     30,855
                                                                      ---------
                                                                        395,757
                                                                      ---------
               BIOTECHNOLOGY -  26.6%
     452       Amgen, Inc.*                                              31,753
     286       Biogen, Inc.*                                             18,447
     549       Chiron Corp.*                                             26,078
     492       Genzyme Corp.*                                            29,243
     213       IDEC Pharmaceuticals Corp.*                               24,988
     453       Immunex Corp.*                                            22,395
                                                                      ---------
                                                                        152,904
                                                                      ---------

               TOTAL COMMON STOCKS                                      548,661
                                                                      ---------
               (Cost $481,941)

               TOTAL INVESTMENTS -  95.6%                               548,661
               (Cost $481,941)
               NET OTHER ASSETS AND LIABILITIES -  4.4%                  24,962
                                                                      ---------
               NET ASSETS -  100.0%                                   $ 573,623
                                                                      =========

--------------------------------------------------------------------------------
             * Non-income producing security.
           ADR American Depositary Receipt


Page 12                See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

    SHARES                                                              VALUE
  ----------                                                          ---------
COMMON STOCKS -  96.6%

               TECHNOLOGY HARDWARE & EQUIPMENT -  69.0%
      70       Agilent Technologies, Inc.*                            $   5,162
     304       Altera Corp.*                                             30,989
     279       Applied Materials, Inc.*                                  25,284
     391       Cisco Systems, Inc.*                                      24,853
     453       Dell Computer Corp.*                                      22,339
     396       EMC Corp.*                                                30,467
     423       Gateway, Inc.*                                            24,005
     182       Hewlett-Packard Company                                   22,727
     194       Intel Corp.                                               25,935
     232       International Business Machines Corp.                     25,419
     216       JDS Uniphase Corp.*                                       25,893
     391       Lucent Technologies, Inc.                                 23,167
      62       Maxim Integrated Products, Inc.*                           4,212
     414       National Semiconductor Corp.*                             23,494
     547       Novellus Systems, Inc.*                                   30,940
     126       PMC-Sierra, Inc.*                                         22,389
     202       QUALCOMM, Inc.*                                           12,120
     396       Seagate Technology, Inc.*                                 21,780
     595       Solectron Corp.*                                          24,916
     410       STMicroelectronics N.V., (NY Share)                       26,317
     282       Sun Microsystems, Inc.*                                   25,644
     434       Tellabs, Inc.*                                            29,702
     313       Texas Instruments, Inc.                                   21,499
     305       Vitesse Semiconductor Corp.*                              22,437
                                                                      ---------
                                                                        551,690
                                                                      ---------
               SOFTWARE & SERVICES -  18.8%
     508       BMC Software, Inc.*                                       18,534
     132       Check Point Software Technology Ltd.*                     27,951
     269       Microsoft Corp.*                                          21,519
     335       Oracle Corp.*                                             28,161
     197       Siebel Systems, Inc.*                                     32,222
     381       3Com Corp.*                                               21,955
                                                                      ---------
                                                                        150,342
                                                                      ---------
               TELECOMMUNICATIONS SERVICES & EQUIPMENT -  8.8%
     528       ADC Telecommunications, Inc.*                             44,286
     519       Nokia Oyj, Sponsored ADR                                  25,918
                                                                      ---------
                                                                         70,204
                                                                      ---------

               TOTAL COMMON STOCKS                                      772,236
                                                                      ---------
               (Cost $777,804)

               TOTAL INVESTMENTS -  96.6%                               772,236
               (Cost $777,804)
               NET OTHER ASSETS AND LIABILITIES -  3.4%                  27,135
                                                                      ---------
               NET ASSETS -  100.0%                                   $ 799,371
                                                                      =========

--------------------------------------------------------------------------------
             * Non-income producing security.
           ADR American Depositary Receipt


                       See Notes to Financial Statements.               Page 13

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC

JUNE 30, 2000 (UNAUDITED)



                                                           THE DOW(SM)       THE DOW(SM)         GLOBAL              S&P
                                                             TARGET 5          DART 10          TARGET 15          TARGET 10
                                                            PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                           -----------       -----------        ---------         -----------
ASSETS:
Investments, at value
    (See portfolios of investments) (a): ...........           73,205         $ 630,131         $ 563,224         $ 1,079,080
                                                            ---------         ---------         ---------         -----------
Cash ...............................................           33,545            93,865            97,615             121,403
Dividends Receivable ...............................              380             2,856             3,041                 382
Receivable for investment securities sold ..........             --                --                --                  --
Receivable from Advisor ............................            9,845            10,193             8,833              10,294
                                                            ---------         ---------         ---------         -----------
        Total Assets ...............................          116,975           737,045           672,713           1,211,159
                                                            ---------         ---------         ---------         -----------
LIABILITIES:
Payable for investment securities purchased ........             --                --              40,947              97,004
Investment advisory fee payable ....................              356             1,182             1,387               2,127
Payable to Administrator ...........................            7,622             7,895             4,080               6,683
Trustees fee payable ...............................           12,238            12,449             1,660               8,300
Accrued legal fees .................................            3,675             3,693             3,693               3,693
Accrued audit fees .................................            5,560             5,638             5,638               5,638
Membership Interest servicing fee payable ..........               16               124               104                 194
Printing fees payable ..............................            4,386             4,384             4,349               4,322
Custodian fee payable ..............................            7,850             7,850             7,850               7,850
Accrued expenses and other payables ................              510               682               460                 944
                                                            ---------         ---------         ---------         -----------
       Total Liabilities ...........................           42,213            43,897            70,168             136,755
                                                            ---------         ---------         ---------         -----------

NET ASSETS .........................................        $  74,762         $ 693,148         $ 602,545         $ 1,074,404
                                                            =========         =========         =========         ===========
(a) Investments, at cost ...........................        $  91,201         $ 662,048         $ 587,850         $ 1,120,210
                                                            =========         =========         =========         ===========
NET ASSETS consist of:
Undistributed net investment income/(accumulated
   net investment loss) ............................        $   1,441         $   2,937         $   6,603         $    (2,787)
Accumulated net realized gain/(loss) on investments
  sold and foreign currency transactions ...........          (19,136)           (5,481)          (17,236)             15,463
Net unrealized appreciation/(depreciation) on
  investments and foreign currency transactions ....          (17,996)          (31,917)          (24,794)            (41,130)
Paid-in capital ....................................          110,453           727,609           637,972           1,102,858
                                                            ---------         ---------         ---------         -----------
     Total Net Assets ..............................        $  74,762         $ 693,148         $ 602,545         $ 1,074,404
                                                            =========         =========         =========         ===========
NET ASSET VALUE, offering price and redemption price
  of Membership Interest outstanding ...............        $    6.47         $    8.44         $    8.37         $     10.35
                                                            =========         =========         =========         ===========
Number of Membership Interests outstanding .........           11,559            82,089            72,025             103,797
                                                            =========         =========         =========         ===========



Page 14               See Notes to Financial Statements.

                       FIRST TRUST                         FIRST TRUST
      NASDAQ           10 UNCOMMON       FIRST TRUST        FINANCIAL         FIRST TRUST     FIRST TRUST         FIRST TRUST
     TARGET 15            VALUES           ENERGY           SERVICES           INTERNET      PHARMACEUTICAL       TECHNOLOGY
     PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
    -----------        -----------       -----------       -----------       -----------     --------------       -----------
    $ 2,366,872         $ 385,983         $ 142,672         $ 385,845         $ 597,098         $ 548,661         $ 772,236
    -----------         ---------         ---------         ---------         ---------         ---------         ---------
        210,709           212,983            28,542            10,784            32,119            53,799            51,521
             19               204               235               485               122               123                29
           --             174,625              --                --                --                --                --
         11,946             9,300             8,146             8,839            10,242             9,692             9,579
    -----------         ---------         ---------         ---------         ---------         ---------         ---------
      2,589,546           783,095           179,595           405,953           639,581           612,275           833,365
    -----------         ---------         ---------         ---------         ---------         ---------         ---------


        192,889           361,078              --                --                --                --                --
          4,617               657               537             1,136             1,442             1,204             1,881
          7,006             6,399             4,099             4,787             7,340             6,566             5,480
          7,470             8,300               830             2,489            10,790             8,300             4,151
          3,693             3,693             3,693             3,693             3,693             3,693             3,693
          5,638             5,638             5,638             5,638             5,638             5,638             5,638
            411                40                30                82               115               102               158
          4,182             4,379             4,391             4,369             4,326             4,356             4,333
          7,850             7,850             7,850             7,850             7,850             7,850             7,850
            634               534               693               752             1,020               943               810
    -----------         ---------         ---------         ---------         ---------         ---------         ---------
        234,390           398,568            27,761            30,796            42,214            38,652            33,994
    -----------         ---------         ---------         ---------         ---------         ---------         ---------

    $ 2,355,156         $ 384,527         $ 151,834         $ 375,157         $ 597,367         $ 573,623         $ 799,371
    ===========         =========         =========         =========         =========         =========         =========

    $ 2,318,131         $ 381,998         $ 104,621         $ 385,667         $ 574,884         $ 481,941         $ 777,804
    ===========         =========         =========         =========         =========         =========         =========


    $   (11,389)        $    (732)        $    (281)        $    (271)        $  (3,321)        $    (713)        $  (4,432)

        210,123             4,183             2,640            21,414            74,730            16,653            79,213

         48,741             3,985            38,051               178            22,214            66,720            (5,568)
      2,107,681           377,091           111,424           353,836           503,744           490,963           730,158
    -----------         ---------         ---------         ---------         ---------         ---------         ---------
    $ 2,355,156         $ 384,527         $ 151,834         $ 375,157         $ 597,367         $ 573,623         $ 799,371
    ===========         =========         =========         =========         =========         =========         =========


    $     19.40         $   11.08         $   14.03         $   10.47         $   18.18         $   12.46         $   15.94
    ===========         =========         =========         =========         =========         =========         =========

        121,370            34,709            10,824            35,817            32,861            46,024            50,137
    ===========         =========         =========         =========         =========         =========         =========



                       See Notes to Financial Statements.              Page 15

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                                                             THE DOW(SM)      THE DOW(SM)        GLOBAL             S&P
                                                              TARGET 5          DART 10         TARGET 15        TARGET 10
                                                              PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             -----------      -----------       ---------        ---------
INVESTMENT INCOME:
Dividends ............................................        $  1,544         $  5,275         $  8,052         $  2,312
Foreign withholding tax on dividend income ...........            --               --               (469)            --
                                                              --------         --------         --------         --------
          Total investment income ....................           1,544            5,275            7,583            2,312
                                                              --------         --------         --------         --------
EXPENSES:
Investment advisory fee ..............................             233            1,035            1,043            1,887
Administration fee ...................................           7,211            7,211            7,211            7,211
Fund Accounting fee ..................................          12,432           12,455           12,438           12,473
Transfer Agency fee ..................................           6,310            6,745            5,916            6,886
Trustees' fees and expenses ..........................           7,619            7,619            1,016            5,080
Legal  fees ..........................................           2,486            2,486            2,486            2,486
Audit fees ...........................................           3,214            3,176            3,176            3,176
Custodian fees .......................................           7,955            7,955            7,955            7,955
Membership Interest servicing fee ....................              97              431              434              786
Printing fees ........................................           2,983            2,983            2,983            2,983
Other ................................................             521              637              340              755
Fees waived and/or expenses reimbursed  by
          investment advisor .........................         (50,491)         (50,149)         (42,428)         (47,002)
                                                              --------         --------         --------         --------
          Net expenses ...............................             570            2,584            2,570            4,676
                                                              --------         --------         --------         --------
NET INVESTMENT INCOME/(LOSS) .........................             974            2,691            5,013           (2,364)
                                                              --------         --------         --------         --------
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
   Securities ........................................         (19,136)          (5,481)         (17,128)          15,463
   Foreign currency transactions .....................            --               --               (108)            --
Change in unrealized appreciation/(depreciation) of:
   Securities ........................................           2,067          (23,649)         (16,232)         (73,970)
   Foreign currency and translation of other assets
     and liabilities in in foreign currencies ........            --               --               (168)            --
                                                              --------         --------         --------         --------
Net realized and unrealized gain/(loss) on investments         (17,069)         (29,130)         (33,636)         (58,507)
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................        $(16,095)        $(26,439)        $(28,623)        $(60,871)
                                                              ========         ========         ========         ========


Page 16                See Notes to Financial Statements.

                   FIRST TRUST                       FIRST TRUST
      NASDAQ       10 UNCOMMON      FIRST TRUST       FINANCIAL       FIRST TRUST      FIRST TRUST       FIRST TRUST
    TARGET 15         VALUES           ENERGY          SERVICES         INTERNET      PHARMACEUTICAL     TECHNOLOGY
    PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
    ---------      ------------     -----------     ------------      -----------     --------------     -----------
    $     35         $    674         $    792         $  2,207         $    214         $  2,088         $    206
       --               --               --               --               --               --               --
    --------         --------         --------         --------         --------         --------         --------
          35              674              792            2,207              214            2,088              206
    --------         --------         --------         --------         --------         --------         --------

       4,368              497              387              979            1,257            1,047            1,712
       7,211            7,211            7,211            7,211            7,211            7,211            7,211
      12,551           12,438           12,432           12,455           12,452           12,450           12,471
       8,165            6,133            5,495            5,945            6,736            6,431            6,469
       4,572            5,080              508            1,523            6,603            5,080            2,541
       2,486            2,486            2,486            2,486            2,486            2,486            2,486
       3,176            3,176            3,176            3,176            3,176            3,176            3,176
       7,955            7,955            7,955            7,955            7,955            7,955            7,955
       1,820              207              161              408              524              436              713
       2,983            2,983            2,983            2,983            2,983            2,983            2,983
         531              478              484              549              837              754              610

     (44,997)         (47,412)         (42,330)         (43,241)         (49,112)         (47,415)         (44,083)
    --------         --------         --------         --------         --------         --------         --------
      10,821            1,232              948            2,429            3,108            2,594            4,244
    --------         --------         --------         --------         --------         --------         --------
     (10,786)            (558)            (156)            (222)          (2,894)            (506)          (4,038)
    --------         --------         --------         --------         --------         --------         --------



     210,123            4,183            2,640           21,414           74,730           16,653           79,213
       --               --               --               --               --               --               --
     (32,426)         (11,497)          25,647           (4,771)         (44,166)          61,871          (41,701)
       --               --               --               --               --               --               --
    --------         --------         --------         --------         --------         --------         --------
     177,697           (7,314)          28,287           16,643           30,564           78,524           37,512

    $166,911         $ (7,872)        $ 28,131         $ 16,421         $ 27,670         $ 78,018         $ 33,474
    ========         ========         ========         ========         ========         ========         ========


                       See Notes to Financial Statements.              Page 17

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                                                           THE DOW(SM)       THE DOW(SM)         GLOBAL              S&P
                                                             TARGET 5          DART 10          TARGET 15         TARGET 10
                                                            PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                           -----------       -----------        ---------         ---------
Net investment income/(loss) .......................        $    974         $   2,691         $   5,013         $    (2,364)
Net realized gain/(loss) on investments and foreign
  currency transactions ............................         (19,136)           (5,481)          (17,236)             15,463
Net change in unrealized appreciation/(depreciation)
  of securities and foreign currency transactions
  during the period ................................           2,067           (23,649)          (16,400)            (73,970)
                                                            --------         ---------         ---------         -----------

Net increase/(decrease) in net assets resulting from
  operations .......................................         (16,095)          (26,439)          (28,623)            (60,871)
Net increase in net assets from Membership Interest
  transactions .....................................          10,658           618,724           378,676             862,762
                                                            --------         ---------         ---------         -----------
Net increase/(decrease) in net assets ..............          (5,437)          592,285           350,053             801,891
NET ASSETS:
Beginning of period ................................          80,199           100,863           252,492             272,513
                                                            --------         ---------         ---------         -----------

End of period ......................................        $ 74,762         $ 693,148         $ 602,545         $ 1,074,404
                                                            ========         =========         =========         ===========

Undistributed net investment income/(accumulated net
  investment loss) at end of period ................        $  1,441         $   2,937         $   6,603         $    (2,787)
                                                            ========         =========         =========         ===========



STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE PERIOD ENDED DECEMBER 31, 1999 *


                                                           THE DOW(SM)       THE DOW(SM)         GLOBAL              S&P
                                                             TARGET 5          DART 10          TARGET 15         TARGET 10
                                                            PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                           -----------       -----------        ---------         ---------
Net investment income/(loss) .......................        $    467         $     246         $   1,590         $    (423)
Net unrealized appreciation/(depreciation) of
 securities during the period ......................         (20,063)           (8,268)           (8,394)           32,840
                                                            --------         ---------         ---------         ---------

Net increase/(decrease) in net assets resulting from
  operations .......................................         (19,596)           (8,022)           (6,804)           32,417
Net increase in net assets from Membership Interest
  transactions .....................................          99,795           108,885           259,296           240,096
                                                            --------         ---------         ---------         ---------
Net increase in net assets .........................          80,199           100,863           252,492           272,513
NET ASSETS:
Beginning of period ................................            --                --                --                --
                                                            --------         ---------         ---------         ---------

End of period ......................................        $ 80,199         $ 100,863         $ 252,492         $ 272,513
                                                            ========         =========         =========         =========

Undistributed net investment income/(accumulated net
investment loss) at end of period ..................        $    467         $     246         $   1,590         $    (423)
                                                            ========         =========         =========         =========

*  The Funds commenced operations on October 6, 1999.


Page 18                See Notes to Financial Statements.

                        FIRST TRUST                         FIRST TRUST
     NASDAQ             10 UNCOMMON       FIRST TRUST        FINANCIAL        FIRST TRUST       FIRST TRUST        FIRST TRUST
    TARGET 15              VALUES            ENERGY          SERVICES          INTERNET        PHARMACEUTICAL      TECHNOLOGY
    PORTFOLIO            PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
    -----------          ---------        -----------      -------------      ------------     --------------     ------------
    $   (10,786)        $    (558)        $    (156)        $    (222)        $  (2,894)        $    (506)        $  (4,038)

        210,123             4,183             2,640            21,414            74,730            16,653            79,213


        (32,426)          (11,497)           25,647            (4,771)          (44,166)           61,871           (41,701)
    -----------         ---------         ---------         ---------         ---------         ---------         ---------

        166,911            (7,872)           28,131            16,421            27,670            78,018            33,474

      1,778,149           267,028             9,717           229,040           382,661           360,890           603,706
    -----------         ---------         ---------         ---------         ---------         ---------         ---------

      1,945,060           259,156            37,848           245,461           410,331           438,908           637,180

        410,096           125,371           113,986           129,696           187,036           134,715           162,191
    -----------         ---------         ---------         ---------         ---------         ---------         ---------

    $ 2,355,156         $ 384,527         $ 151,834         $ 375,157         $ 597,367         $ 573,623         $ 799,371
    ===========         =========         =========         =========         =========         =========         =========


    $   (11,389)        $    (732)        $    (281)        $    (271)        $  (3,321)        $    (713)        $  (4,432)
    ===========         =========         =========         =========         =========         =========         =========



                        FIRST TRUST                         FIRST TRUST
     NASDAQ             10 UNCOMMON       FIRST TRUST        FINANCIAL        FIRST TRUST       FIRST TRUST        FIRST TRUST
    TARGET 15              VALUES            ENERGY          SERVICES          INTERNET        PHARMACEUTICAL      TECHNOLOGY
    PORTFOLIO            PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
    -----------          ---------        -----------      -------------      ------------     --------------     ------------
    $    (603)        $    (174)        $    (125)        $     (49)        $    (427)        $    (207)        $    (394)

       81,167            15,482            12,404             4,949            66,380             4,849            36,133
    ---------         ---------         ---------         ---------         ---------         ---------         ---------


       80,564            15,308            12,279             4,900            65,953             4,642            35,739

      329,532           110,063           101,707           124,796           121,083           130,073           126,452
    ---------         ---------         ---------         ---------         ---------         ---------         ---------
      410,096           125,371           113,986           129,696           187,036           134,715           162,191
        --                --                --                --                --                --                --
    ---------         ---------         ---------         ---------         ---------         ---------         ---------


    $ 410,096         $ 125,371         $ 113,986         $ 129,696         $ 187,036         $ 134,715         $ 162,191
    =========         =========         =========         =========         =========         =========         =========


    $    (603)        $    (174)        $    (125)        $     (49)        $    (427)        $    (207)        $    (394)
    =========         =========         =========         =========         =========         =========         =========


                       See Notes to Financial Statements.              Page 19

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                              THE DOW(SM)          THE DOW(SM)             GLOBAL                   S&P                    NASDAQ
                                TARGET 5             DART 10              TARGET 15              TARGET 10               TARGET 15
                               PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO               PORTFOLIO
                              -----------          -----------            ---------             -----------             -----------
AMOUNT
  Sold .................       $ 33,954             $ 660,674             $ 498,597             $ 1,014,767             $ 2,917,242
  Redeemed .............        (23,296)              (41,950)             (119,921)               (152,005)             (1,139,093)
                               --------             ---------             ---------             -----------             -----------
  Net increase .........       $ 10,658             $ 618,724             $ 378,676             $   862,762             $ 1,778,149
                               ========             =========             =========             ===========             ===========


MEMBERSHIP INTEREST
  Sold .................          4,984                75,944                60,858                  95,222                 155,745
  Redeemed .............         (3,400)               (4,794)              (14,832)                (14,462)                (62,472)
                               --------             ---------             ---------             -----------             -----------
  Net increase .........          1,584                71,150                46,026                  80,760                  93,273
                               ========             =========             =========             ===========             ===========






STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE PERIOD ENDED DECEMBER 31, 1999 *

                              THE DOW(SM)          THE DOW(SM)             GLOBAL                   S&P                    NASDAQ
                                TARGET 5             DART 10              TARGET 15              TARGET 10               TARGET 15
                               PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO               PORTFOLIO
                              -----------          -----------            ---------             -----------             -----------
AMOUNT
  Sold .................       $102,000             $ 111,090             $ 264,830             $   242,515             $   334,969
  Redeemed .............         (2,205)               (2,205)               (5,534)                 (2,419)                 (5,437)
                               --------             ---------             ---------             -----------             -----------
  Net increase .........       $ 99,795             $ 108,885             $ 259,296             $   240,096             $   329,532
                               ========             =========             =========             ===========             ===========


MEMBERSHIP INTEREST
  Sold .................         10,200                11,161                26,556                  23,275                  28,537
  Redeemed .............           (225)                 (222)                 (557)                   (238)                   (440)
                               --------             ---------             ---------             -----------             -----------
  Net increase .........          9,975                10,939                25,999                  23,037                  28,097
                               ========             =========             =========             ===========             ===========


----------------------------------------------

*  The Funds commenced operations on October 6, 1999.


Page 20                See Notes to Financial Statements.

   FIRST TRUST 10                                  FIRST TRUST             FIRST TRUST         FIRST TRUST          FIRST TRUST
  UNCOMMON VALUES           FIRST TRUST         FINANCIAL SERVICES          INTERNET          PHARMACEUTICAL        TECHNOLOGY
     PORTFOLIO           ENERGY PORTFOLIO           PORTFOLIO               PORTFOLIO           PORTFOLIO           PORTFOLIO
  ---------------        ----------------       ------------------         -----------        --------------        -----------

     $ 277,929               $ 13,312               $ 487,052               $ 585,879           $ 522,447           $ 974,183
       (10,901)                (3,595)               (258,012)               (203,218)           (161,557)           (370,477)
     ---------               --------               ---------               ---------           ---------           ---------
     $ 267,028               $  9,717               $ 229,040               $ 382,661           $ 360,890           $ 603,706
     =========               ========               =========               =========           =========           =========


        24,587                    963                  47,187                  33,012              47,682              62,301
          (878)                  (292)                (23,730)                (11,603)            (14,645)            (24,258)
     ---------               --------               ---------               ---------           ---------           ---------
        23,709                    671                  23,457                  21,409              33,037              38,043
     =========               ========               =========               =========           =========           =========






   FIRST TRUST 10                                  FIRST TRUST             FIRST TRUST         FIRST TRUST          FIRST TRUST
  UNCOMMON VALUES           FIRST TRUST         FINANCIAL SERVICES          INTERNET          PHARMACEUTICAL        TECHNOLOGY
     PORTFOLIO           ENERGY PORTFOLIO           PORTFOLIO               PORTFOLIO           PORTFOLIO           PORTFOLIO
  ---------------        ----------------       ------------------         -----------        --------------        -----------


     $ 112,269               $103,919               $ 127,000               $ 123,405           $ 132,285           $ 128,768
        (2,206)                (2,212)                 (2,204)                 (2,322)             (2,212)             (2,316)
     ---------               --------               ---------               ---------           ---------           ---------
     $ 110,063               $101,707               $ 124,796               $ 121,083           $ 130,073           $ 126,452
     =========               ========               =========               =========           =========           =========



        11,219                 10,374                  12,579                  11,676              13,207              12,320
          (219)                  (221)                   (219)                   (224)               (220)               (226)
     ---------               --------               ---------               ---------           ---------           ---------
        11,000                 10,153                  12,360                  11,452              12,987              12,094
     =========               ========               =========               =========           =========           =========


                       See Notes to Financial Statements.              Page 21

FINANCIAL HIGHLIGHTS

THE DOW(SM) TARGET 5 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 SIX MONTHS
                                                                                    ENDED                 PERIOD
                                                                                   06/30/00               ENDED
                                                                                 (UNAUDITED)            12/31/99*
                                                                                 -----------            ---------
Net asset value, beginning of period ....................................          $  8.04               $ 10.00
                                                                                   -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................................             0.08                  0.05
Net realized and unrealized loss on investments .........................            (1.65)                (2.01)
                                                                                   -------               -------
Total from investment operations ........................................            (1.57)                (1.96)
                                                                                   -------               -------
Net asset value, end of period ..........................................          $  6.47               $  8.04
                                                                                   =======               =======

TOTAL RETURN + ..........................................................           (19.53)%              (19.60)%
                                                                                   =======               =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................          $    75               $    80
Ratio of operating expenses to average net assets .......................             1.47%**               1.47%**
Ratio of net investment income to average net assets ....................             2.51%**               2.28%**
Portfolio turnover rate .................................................               81%***              --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................           131.57%**             215.88%**

--------------------------------------------------------------------------------

*      The Fund commenced operations on October 6, 1999.
**     Annualized.
***    Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


Page 22                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOW(SM) DART 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 SIX MONTHS
                                                                                    ENDED                PERIOD
                                                                                   06/30/00              ENDED
                                                                                 (UNAUDITED)            12/31/99*
                                                                                 -----------            ---------
Net asset value, beginning of period ....................................          $  9.22               $ 10.00
                                                                                   -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................................             0.06++                0.02
Net realized and unrealized loss on investments .........................            (0.84)                (0.80)
                                                                                   -------               -------
Total from investment operations ........................................            (0.78)                (0.78)
                                                                                   -------               -------
Net asset value, end of period ..........................................          $  8.44               $  9.22
                                                                                   =======               =======

TOTAL RETURN + ..........................................................            (8.46)%               (7.80)%
                                                                                   =======               =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................          $   693               $   101
Ratio of operating expenses to average net assets .......................             1.47%**               1.47%**
Ratio of net investment income to average net assets ....................             1.53%**               1.01%**
Portfolio turnover rate .................................................               16%***              --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................            30.01%**             182.94%**

-------------------------------------------------------------------------------

*      The Fund commenced operations on October 6, 1999.
**     Annualized.
***    Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++     Per share values have been calculated using the average shares method.


                       See Notes to Financial Statements.              Page 23

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 SIX MONTHS
                                                                                    ENDED               PERIOD
                                                                                  06/30/00               ENDED
                                                                                 (UNAUDITED)            12/31/99*
                                                                                 -----------            ---------
Net asset value, beginning of period ....................................          $  9.71              $ 10.00
                                                                                   -------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................................             0.11++               0.06
Net realized and unrealized loss on investments .........................            (1.45)               (0.35)
                                                                                   -------              -------
Total from investment operations ........................................            (1.34)               (0.29)
                                                                                   -------              -------
Net asset value, end of period ..........................................          $  8.37              $  9.71
                                                                                   =======              =======

TOTAL RETURN + ..........................................................           (13.80)%              (2.90)%
                                                                                   =======              =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................          $   603              $   252
Ratio of operating expenses to average net assets .......................             1.47%**              1.47%**
Ratio of net investment income to average net assets ....................             2.86%**              2.77%**
Portfolio turnover rate .................................................               38%**              --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................            25.71%**             51.39%**

-------------------------------------------------------------------------------

*      The Fund commenced operations on October 6, 1999.
**     Annualized.
***    Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++     Per share values have been calculated using the average shares method.



Page 24                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                  SIX MONTHS
                                                                                     ENDED                 PERIOD
                                                                                   06/30/00                 ENDED
                                                                                  (UNAUDITED)              12/31/99*
                                                                                  -----------              ---------
Net asset value, beginning of period ....................................          $   11.83               $   10.00
                                                                                   ---------               ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .....................................................              (0.04)++                (0.02)
Net realized and unrealized gain/(loss) on investments ..................              (1.44)                   1.85
                                                                                   ---------               ---------
Total from investment operations ........................................              (1.48)                   1.83
                                                                                   ---------               ---------
Net asset value, end of period ..........................................          $   10.35               $   11.83
                                                                                   =========               =========

TOTAL RETURN + ..........................................................             (12.51)%               18.30 %
                                                                                   =========               =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................          $   1,074               $     273
Ratio of operating expenses to average net assets .......................               1.47%**                 1.47%**
Ratio of net investment loss to average net assets ......................              (0.74)%**               (1.04)%**
Portfolio turnover rate .................................................                 38%***                --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................              16.23%**                96.12%**

-------------------------------------------------------------------------------

*      The Fund commenced operations on October 6, 1999.
**     Annualized.
***    Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++     Per share values have been calculated using the average shares method.


                       See Notes to Financial Statements.              Page 25

FINANCIAL HIGHLIGHTS

NASDAQ TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                            SIX MONTHS
                                                                                              ENDED                   PERIOD
                                                                                             06/30/00                  ENDED
                                                                                            (UNAUDITED)              12/31/99*
                                                                                            ---------                ---------
Net asset value, beginning of period ..............................................         $   14.60                $   10.00
                                                                                            ---------                ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...............................................................             (0.13) ++                (0.05) ++
Net realized and unrealized gain on investments ...................................              4.93                     4.65
                                                                                            ---------                ---------
Total from investment operations ..................................................              4.80                     4.60
                                                                                            ---------                ---------
Net asset value, end of period ....................................................         $   19.40                $   14.60
                                                                                            =========                =========

TOTAL RETURN + ....................................................................             32.88%                   46.00%
                                                                                            =========                =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..............................................         $   2,355                $     410
Ratio of operating expenses to average net assets .................................              1.47%**                  1.47%**
Ratio of net investment loss to average net assets ................................             (1.46)%**                (1.44)%**
Portfolio turnover rate ...........................................................                72%***                 --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed .............................................................              7.56%**                 90.16%**

--------------------------------------------------------------------------------

*         The Fund commenced operations on October 6, 1999.
**        Annualized.
***       Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++        Per share values have been calculated using the average shares method.

Page 26                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               SIX MONTHS
                                                                                                 ENDED                   PERIOD
                                                                                                06/30/00                  ENDED
                                                                                               (UNAUDITED)              12/31/99*
                                                                                                 -------                 -------
Net asset value, beginning of period ................................................            $ 11.40                 $ 10.00
                                                                                                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .................................................................              (0.03)++                (0.02)
Net realized and unrealized gain/(loss) on investments ..............................              (0.29)                   1.42
                                                                                                 -------                 -------
Total from investment operations ....................................................              (0.32)                   1.40
                                                                                                 -------                 -------
Net asset value, end of period ......................................................            $ 11.08                 $ 11.40
                                                                                                 =======                 =======

TOTAL RETURN + ......................................................................              (2.46)%                 14.00%
                                                                                                 =======                 =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................................            $   385                 $   125
Ratio of operating expenses to average net assets ...................................               1.47%**                 1.47%**
Ratio of net investment loss to average net assets ..................................              (0.67)%**               (0.65)%**
Portfolio turnover rate .............................................................                 93%***                --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...............................................................              58.06%**               144.82%**

--------------------------------------------------------------------------------

*         The Fund commenced operations on October 6, 1999.
**        Annualized.
***       Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++        Per share values have been calculated using the average shares method.

                         See Notes to Financial Statements.              Page 27

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               SIX MONTHS
                                                                                                 ENDED                   PERIOD
                                                                                                06/30/00                  ENDED
                                                                                               (UNAUDITED)              12/31/99*
                                                                                                 -------                 -------
Net asset value, beginning of period ................................................            $ 11.23                 $ 10.00
                                                                                                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .................................................................              (0.01)                  (0.01)
Net realized and unrealized gain on investments .....................................               2.81                    1.24
                                                                                                 -------                 -------
Total from investment operations ....................................................               2.80                    1.23
                                                                                                 -------                 -------
Net asset value, end of period ......................................................            $ 14.03                 $ 11.23
                                                                                                 =======                 =======

TOTAL RETURN + ......................................................................              24.93%                  12.30%
                                                                                                 =======                 =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................................            $   152                 $   114
Ratio of operating expenses to average net assets ...................................               1.47%**                 1.47%**
Ratio of net investment loss to average net assets ..................................              (0.24)%**               (0.50)%**
Portfolio turnover rate .............................................................                 20%***                --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...............................................................              66.92%**               111.63%**

--------------------------------------------------------------------------------

*         The Fund commenced operations on October 6, 1999.
**        Annualized.
***       Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

Page 28                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               SIX MONTHS
                                                                                                 ENDED                   PERIOD
                                                                                                06/30/00                  ENDED
                                                                                               (UNAUDITED)              12/31/99*
                                                                                                 -------                 -------
Net asset value, beginning of period ................................................            $ 10.49                 $ 10.00
                                                                                                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .................................................................              (0.01)++              (0.00)#
Net realized and unrealized gain/(loss) on investments ..............................              (0.01)                   0.49
                                                                                                 -------                 -------
Total from investment operations ....................................................              (0.02)                   0.49
                                                                                                 -------                 -------
Net asset value, end of period ......................................................            $ 10.47                 $ 10.49
                                                                                                 =======                 =======

TOTAL RETURN + ......................................................................              (0.19)%                  4.90%
                                                                                                 =======                 =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................................            $   375                 $   130
Ratio of operating expenses to average net assets ...................................               1.47%**                 1.47%**
Ratio of net investment loss to average net assets ..................................              (0.13)%**               (0.19)%**
Portfolio turnover rate .............................................................                 73%***                --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...............................................................              27.72%**                115.6%**

--------------------------------------------------------------------------------

*         The Fund commenced operations on October 6, 1999.
**        Annualized.
***       Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++        Per share values have been calculated using the average shares method.
#         Amount represents less than $0.01 per share.

           See Notes to Financial Statements.                            Page 29

FINANCIAL HIGHLIGHTS

FIRST TRUST INTERNET PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               SIX MONTHS
                                                                                                 ENDED                   PERIOD
                                                                                                06/30/00                  ENDED
                                                                                               (UNAUDITED)              12/31/99*
                                                                                                 -------                 -------
Net asset value, beginning of period ................................................            $ 16.33                 $ 10.00
                                                                                                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .................................................................              (0.12)++                (0.04)
Net realized and unrealized gain on investments .....................................               1.97                    6.37
                                                                                                 -------                 -------
Total from investment operations ....................................................               1.85                    6.33
                                                                                                 -------                 -------
Net asset value, end of period ......................................................            $ 18.18                 $ 16.33
                                                                                                 =======                 =======

TOTAL RETURN + ......................................................................              11.33%                  63.30%
                                                                                                 =======                 =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................................            $   597                 $   187
Ratio of operating expenses to average net assets ...................................               1.47%**                 1.47%**
Ratio of net investment loss to average net assets ..................................              (1.37)%**               (1.37)%**
Portfolio turnover rate .............................................................                 64%***                --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...............................................................              24.67%**               136.02%**

------------------

*         The Fund commenced operations on October 6, 1999.
**        Annualized.
***       Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++        Per share values have been calculated using the average shares method.

Page 30                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                SIX MONTHS
                                                                                                  ENDED                  PERIOD
                                                                                                 06/30/00                 ENDED
                                                                                                (UNAUDITED)             12/31/99*
                                                                                                   -------               -------
Net asset value, beginning of period ..................................................            $ 10.37               $ 10.00
                                                                                                   -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...................................................................              (0.02) ++              (0.02)
Net realized and unrealized gain on investments .......................................               2.11                  0.39
                                                                                                   -------               -------
Total from investment operations ......................................................               2.09                  0.37
                                                                                                   -------               -------
Net asset value, end of period ........................................................            $ 12.46               $ 10.37
                                                                                                   =======               =======

TOTAL RETURN + ........................................................................              20.15%                 3.70%
                                                                                                   =======               =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..................................................            $   574               $   135
Ratio of operating expenses to average net assets .....................................               1.47%**               1.47%**
Ratio of net investment loss to average net assets ....................................              (0.29)%**             (0.79%)**
Portfolio turnover rate ...............................................................                 46%***              --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed .................................................................              28.31%**             147.68%**

------------------

*         The Fund commenced operations on October 6, 1999.
**        Annualized.
***       Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++        Per share values have been calculated using the average shares method.

                         See Notes to Financial Statements.              Page 31

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                               SIX MONTHS
                                                                                                 ENDED                   PERIOD
                                                                                                06/30/00                  ENDED
                                                                                               (UNAUDITED)              12/31/99*
                                                                                                 -------                 -------
Net asset value, beginning of period ................................................            $ 13.41                 $ 10.00
                                                                                                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .................................................................              (0.11)++                (0.03)
Net realized and unrealized gain on investments .....................................               2.64                    3.44
                                                                                                 -------                 -------
Total from investment operations ....................................................               2.53                    3.41
                                                                                                 -------                 -------
Net asset value, end of period ......................................................            $ 15.94                 $ 13.41
                                                                                                 =======                 =======

TOTAL RETURN + ......................................................................              18.87%                  34.10%
                                                                                                 =======                 =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................................................            $   799                 $   162
Ratio of operating expenses to average net assets ...................................               1.47%**                 1.47%**
Ratio of net investment loss to average net assets ..................................              (1.40)%**               (1.38)%**
Portfolio turnover rate .............................................................                101%***                --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...............................................................              16.73%**               115.26%**

------------------

*         The Fund commenced operations on October 6, 1999.
**        Annualized.
***       Not annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++        Per share values have been calculated using the average shares method.

Page 32                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2000 (UNAUDITED)

1.      SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: The Dow(SM) Target 5 Portfolio, The Dow(SM) DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio and First Trust 10 Uncommon Values Portfolio, (the "Strategy Funds"); and, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund", collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest", collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Registrant's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2000 (UNAUDITED)

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. All dividends paid by a Fund will be reinvested into additional Interests.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its interests owned by a single entity (Account B). Accordingly, the Registrant is part of the operations of American Skandia and is not taxed separately. The Registrant does not intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under current tax law, interest, dividend income and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the relative net assets of each Fund.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2000 (UNAUDITED)

2.      INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, Nike' Securities Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Funds average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2001, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to First Trust 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses so that total expenses do not exceed 1.47% and 1.37% of the average daily net asset value of the fund through July 1, 2000 and September 30, 2001, respectively. The fees waived and reimbursed, for the six months ended June 30, 2000, by the advisor, are as follows:

                                                                             FEES WAIVED               EXPENSES REIMBURSED
                                                                             -----------               -------------------
The Dow(SM) Target 5 Portfolio ........................................        $  233                        $50,258
The Dow(SM) DART 10 Portfolio .........................................         1,035                         49,114
Global Target 15 Portfolio ............................................         1,043                         41,385
S&P Target 10 Portfolio ...............................................         1,887                         45,115
NASDAQ Target 15 Portfolio ............................................         4,368                         40,629
First Trust 10 Uncommon Values Portfolio ..............................           497                         46,915
First Trust Energy Portfolio ..........................................           387                         41,943
First Trust Financial Services Portfolio ..............................           979                         42,262
First Trust Internet Portfolio ........................................         1,257                         47,855
First Trust Pharmaceutical Portfolio ..................................         1,047                         46,368
First Trust Technology Portfolio ......................................         1,712                         42,371

PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

The Chase Manhattan Bank serves as the custodian to the Funds.

No officer or employee of First Trust or Nike' Securities L.P. (Nike' Securities) received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or Nike' Securities or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2000 (UNAUDITED)

3. 12b-1 SERVICING PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

Nike' Securities serves as the selling agent and distributor of Interests of the Funds. In this capacity, Nike' Securities manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses Nike' Securities for its costs in connection with these activities. Nike' Securities also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25 of 1% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate Nike' Securities for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interests holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Trustees.

4.      PURCHASES AND SALES OF SECURITIES

Purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2000 were as follows:

                                                                                PURCHASES               SALES
                                                                                ---------               -----
The Dow(SM) Target 5 Portfolio .....................................            $   67,285          $   58,934
The Dow(SM) DART 10 Portfolio ......................................               620,771              55,200
Global Target 15 Portfolio .........................................               486,581             133,382
S&P Target 10 Portfolio ............................................             1,195,186             241,706
NASDAQ Target 15 Portfolio .........................................             2,930,148           1,079,396
First Trust 10 Uncommon Values Portfolio ...........................               450,135             174,717
First Trust Energy Portfolio .......................................                27,550              26,370
First Trust Financial Services Portfolio ...........................               485,243             223,988
First Trust Internet Portfolio .....................................               657,350             259,910
First Trust Pharmaceutical Portfolio ...............................               515,414             152,060
First Trust Technology Portfolio ...................................             1,147,296             551,343

5.      MEMBERSHIP INTEREST

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2000 (UNAUDITED)

6.      CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Fund to potentially greater market fluctuations than might be experienced by a diversified fund. Each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.